Cover	May 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2025
Entity File Number	333-273162
Entity Registrant Name	EVA LIVE INC.
Entity Central Index Key	0001983736
Entity Tax Identification Number	88-2864075
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	The Plaza
Entity Address, Address Line Two	1800 Century Park East
Entity Address, Address Line Three	Suite 600
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(310)
Local Phone Number	229-5981
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	GOAI
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false